Financial risk management - Sensitivity Analysis to Reasonable Possible Change in Exchange Rates (Details) - Currency risk - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
USD Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 5,904	SFr 6,633	SFr 2,976
Effect on result before tax if interest rates decrease	SFr (5,904)	SFr (6,633)	SFr (2,976)
EUR Positions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in exchange rates	10.00%	10.00%	10.00%
Decrease in exchange rates	(10.00%)	(10.00%)	(10.00%)
Effect on result before tax if exchange rates increase	SFr 1,252	SFr 2,019	SFr 432
Effect on result before tax if interest rates decrease	SFr (1,252)	SFr (2,019)	SFr (432)